Long-term debt (Tables)	6 Months Ended
Jun. 30, 2021
Long-term debt
Schedule of long-term debt

	As of
	June 30,	December 31,
(in thousands of U.S. dollars)	2021	2020
Lampung facility:
Export credit tranche	$71,880	$79,324
FSRU tranche	16,548	18,635
$385 million facility:
Commercial tranche	221,239	230,705
Export credit tranche	41,167	44,500
Revolving credit facility	48,300	48,300
Outstanding principal	399,134	421,464
Lampung facility unamortized debt issuance cost	(2,426)	(2,999)
$385 million facility unamortized debt issuance cost	(3,413)	(3,876)
Total debt	393,295	414,589
Less: Current portion of long-term debt	(57,031)	(59,119)
Long-term debt	$336,264	$355,470